Subsidiaries - Summary (Details)		12 Months Ended
	Aug. 10, 2017	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jul. 29, 2016 USD ($)	Jun. 24, 2016 EUR (€)
Better Way Enterprises Limited ("Better Way")
Subsidiaries
Paid up registered capital						$ 1,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (Shanghai) Corporation ("SMIS" or "SMIC Shanghai")
Subsidiaries
Paid up registered capital						1,740,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC, Americas
Subsidiaries
Paid up registered capital						500,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Subsidiaries
Paid up registered capital						1,000,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Japan
Subsidiaries
Paid up registered capital | ¥				¥ 10,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Europe S.R.L
Subsidiaries
Paid up registered capital | €					€ 100,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (Solar Cell) Corporation
Subsidiaries
Paid up registered capital						11,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Commercial Shanghai Limited Company
Subsidiaries
Paid up registered capital						373,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (Tianjin) Corporation ("SMIT" or "SMIC Tianjin")
Subsidiaries
Paid up registered capital						770,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Development (Chengdu) Corporation ("SMICD")
Subsidiaries
Paid up registered capital						5,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (BVI) Corporation ("SMIC (BVI)")
Subsidiaries
Paid up registered capital						10
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Admiral Investment Holdings Limited
Subsidiaries
Paid up registered capital						10
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Shanghai (Cayman) Corporation
Subsidiaries
Paid up registered capital						50,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Beijing (Cayman) Corporation
Subsidiaries
Paid up registered capital						50,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Tianjin (Cayman) Corporation
Subsidiaries
Paid up registered capital						50,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SilTech Semiconductor Corporation
Subsidiaries
Paid up registered capital						10,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Shenzhen (Cayman) Corporation
Subsidiaries
Paid up registered capital						50,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC New Technology Research & Development (Shanghai) Corporation (formerly “SMIC Advanced Technology Research & Development (Shanghai) Corporation”)
Subsidiaries
Paid up registered capital						199,000,000
Proportion of ownership interest held by the Company (as a percent)		94.874%
Proportion of voting power held by the Company (as a percent)		94.874%
SMIC Holdings Corporation
Subsidiaries
Paid up registered capital						50,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SJ Semiconductor Corporation
Subsidiaries
Paid up registered capital						5,668
Proportion of ownership interest held by the Company (as a percent)		56.045%
Proportion of voting power held by the Company (as a percent)		56.045%
SMIC Energy Technology (Shanghai) Corporation ("Energy Science")
Subsidiaries
Paid up registered capital						10,400,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Magnificent Tower Limited
Subsidiaries
Paid up registered capital						50,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Hong Kong International Company Limited
Subsidiaries
Paid up registered capital		$ 1
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Beijing (HK) Company Limited
Subsidiaries
Paid up registered capital		$ 1
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Tianjin (HK) Company Limited
Subsidiaries
Paid up registered capital		$ 1
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Solar Cell (HK) Company Limited
Subsidiaries
Paid up registered capital		$ 1
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Shenzhen (HK) Company Limited
Subsidiaries
Paid up registered capital		$ 1
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SilTech Semiconductor (Hong Kong) Corporation Limited
Subsidiaries
Paid up registered capital		$ 1,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing International (Shenzhen) Corporation (“SMIZ” or “SMIC Shenzhen”)
Subsidiaries
Paid up registered capital						127,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SilTech Semiconductor (Shanghai) Corporation Limited ("SilTech Shanghai")
Subsidiaries
Paid up registered capital						12,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Paid up registered capital						3,000,000,000
Proportion of ownership interest held by the Company (as a percent)		51.00%
Proportion of voting power held by the Company (as a percent)	51.00%	51.00%
China IC Capital Co., Ltd
Subsidiaries
Paid up registered capital | ¥			¥ 987,000,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
Shanghai Hexin Investment Management Limited Partnership
Subsidiaries
Paid up registered capital | ¥			¥ 50,000,000
Proportion of ownership interest held by the Company (as a percent)		99.00%
Proportion of voting power held by the Company (as a percent)		99.00%
SJ Semiconductor (HK) Limited
Subsidiaries
Paid up registered capital		$ 1,000
Proportion of ownership interest held by the Company (as a percent)		56.045%
Proportion of voting power held by the Company (as a percent)		56.045%
SJ Semiconductor (Jiangyin) Corporation ("SJ Jiangyin")
Subsidiaries
Paid up registered capital						259,500,000
Proportion of ownership interest held by the Company (as a percent)		56.045%
Proportion of voting power held by the Company (as a percent)		56.045%
LFoundry S.r.l. ("LFoundry")
Subsidiaries
Paid up registered capital | €					€ 2,000,000
Proportion of ownership interest held by the Company (as a percent)		70.00%
Proportion of voting power held by the Company (as a percent)		70.00%
Ningbo Semiconductor International Corporation (“NSI”)
Subsidiaries
Paid up registered capital						255,000,000
Proportion of ownership interest held by the Company (as a percent)		53.725%
Proportion of voting power held by the Company (as a percent)		53.725%
Semiconductor Manufacturing South China Corporation (“SMSC”)
Subsidiaries
Paid up registered capital						200,475,706
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SJ Semiconductor USA Co.
Subsidiaries
Paid up registered capital						500,000
Proportion of ownership interest held by the Company (as a percent)		56.045%
Proportion of voting power held by the Company (as a percent)		56.045%
SMIC (Sofia) EOOD
Subsidiaries
Paid up registered capital						$ 1,800,000
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
SMIC Innovation Design Center (Ningbo) Co., Ltd.
Subsidiaries
Proportion of ownership interest held by the Company (as a percent)		100.00%
Proportion of voting power held by the Company (as a percent)		100.00%
LFoundry S.r.l. ("LFoundry")
Subsidiaries
Percentage of equity interests acquired							70.00%	70.00%
Acquisition consideration							$ 54,366,000	€ 49,000,000
Goodwill							$ 3,933,000